This is what American Growth Fund has done for its investors over the last 40.5 years.
$699,484** Total value on 1/31/99 with both dividends and Capital Gains reinvested.
**The figures in this brochure reflects the performance of the Fund's Class D shares. On 3/1/96, the Fund adopted a multi-class distribution arrangement to issue additional classes of shares, designated as Class A, Class B and Class C shares. Shares existing prior to 3/1/96 became Class D shares. Class A and Class D shares are subject to a maximum front-end sales charge of 5.75%,
Class B shares are subject to a maximum contingent deferred sales charge of 5% and Class C shares are subject to a 1% contingent deferred sales charge within the first year of purchase. The Fund may incur 12b-1 expenses up to an annual maximum of .30 of 1%
on its average daily net assets of its Class A shares, 1% of its average daily net assets of its Class B shares, and 1% of its average daily net assets of its Class C shares. Class D shares have no 12b-1 fees. Performance figures for Class D shares include the 5.75%
initial sales charge and assume the reinvestment of income dividends and capital gain distributions. Performance quoted represents past performance. The investment return and principal value of an investment will fluctuate so that the investor's shares, when redeemed, may be worth more or less than their original cost. This material must be preceeded or accompanied by a current prospectus. If you have not received, or need a current prospectus, please feel free to call for one. Please read the prospectus carefully before investing.
Period ending 12/31/98.

           Class D                Class D1   Class A
 Class A    Class B                Class B    Class C
  Class C
           without load           with load  without load
 with load  without load           with load  without load
  with load
1 year     6.1%                   0.0%       5.8%
 -0.3%2     5.0%                   -0.01%3    5.1%
  4.1%4
5 years    9.8%                   8.5%
10 years   12.4%                  11.7%
15 years   10.2%                  9.8%
40 years   10.9%                  10.7%
Inception date: 3/1/96 (not annualized)                  26.7%
            19.4%5      23.8%                 19.8%6      23.9%

23.9%

1 Includes a 5.75% sales charge based on a $10,000 initual purchase 2 Includes a 5.75% initial sales charge at the time of purchase
3 Includes a 5% contingent deferred sales charge at the time of redemption
4 Includes a 1% contingent defered sales charge at the time of redemption
5 Includes a 5.75% initial sales charge at the time of purchase
6 Includes a 4% contingent deferred sales charge at the time of redemption

Distributor:  American   Growth   Fund   Sponsors,   Inc.  110
Sixteenth  Street, Suite  1400, Denver, CO 80202, Phone (800)
525-
2406.
01/99

 Annual Report

For the Year Ended

 July 31, 1996
To Our Investors

















Dear Fellow Shareholder:

In the last six months our Fund has grown 11% while the Dow Jones
Industrial Average has grown only 5%.
The reason for the growth is because several of our major industries have been doing very well.

Our Fund's portfolio has been positioned to take advantage of what we perceive to be opportunities in the forthcoming market. A large percentage of the portfolio is now invested in computers and peripherals, commercial banking and household products.

This may be a good time to remind our shareholders that we manage the Fund with two objectives in mind...to make money and then not lose the money we've made.
That's the way we have managed
American Growth Fund for over 40.5 years and plan to in the future.

Perhaps, all things considered, this might be an appropriate time to add to your American Growth Fund account, or investing in one of our IRA accounts. Our toll free number is (800) 525-2406 or give your securities representative a call. I invite your comments, questions and suggestions. Please feel free to call or write to me.

American Growth Fund wishes you and yours A Good Future!

Sincerely,



Robert Brody
President & Shareholder
How American Growth Fund Has Its Shareowners' Money Invested



STATEMENT OF INVESTMENTS

January 31, 1999
(Unaudited)

       Market
Description of Security
                                                 Shares
        Value

 COMMON STOCKS


                                                      Computer &
Peripherals Industry   28.16%

International Business Machines. . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . .          64,000
  $11,728,000
   (The world's largest supplier of advanced information processing technology.)
Dell Computer* . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . .          85,000
    8,500,000
   (Makes notebook and desktop computers, servers & workstations compatible with industry standards.)
Cisco Systems* . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . .          70,000
    7,809,375
   (The leading supplier of high-performance inter-networking products.)
Hewlett Packard Company. . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . .          90,000
    7,053,750
   (A designer and manufacturer of precision electronic products.)


   35,091,125

Commercial Bank Industry   15.96%

City National Corp.. . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . .         197,800
    6,836,462
   (Owns City National Bank, largest independent bank in southern
California.)
SouthTrust Corp. . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . .         135,000
    5,011,875
   (The 33rd largest bank in the U.S.)
Royal Bank of Canada . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . .          70,000
    3,609,375
   (Canada's largest bank.)
Citigroup Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . .          40,000
    2,242,500
   (A diversified financial services company.)
BankAmerica Corp.  . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . .          32,624
    2,181,730
   (The 3rd largest bank in the United States.)
   19,881,942
                                                         Household
Products Industry 12.38%

Clorox Company . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . .          60,000
    7,507,500
   (A producer of household laundry & cleaning products, also insecticides, cat litter, dressings, sauces.)
Procter & Gamble Company . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . .          50,000
    4,543,750
   (#1 manufacturer of household cleaning products in the U.S. and the world's largest advertiser.)
Colgate Palmolive Company. . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . .          42,000
    3,378,375
   (2nd largest domestic maker of detergents, toiletries and other household products.)


   15,429,625


       Market
Description of Security
                                                 Shares
        Value

Semiconductor Industry 10.30%

Intel Corp.. . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . .          49,000
  $ 6,905,937
   (A leading manufacturer of integrated circuits.)
Texas Instruments Inc. . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . .          60,000
    5,932,500
   (Manufactures electronic products based on its semiconductor technology.)


   12,838,437


Telecommunications Equipment Industry 5.87%

Lucent Technologies Inc. . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . .          65,000
    7,316,563
   (One of the world's leading designers, developers and
manufacturers of telecommunications systems,
software and products.)

Electronic Equipment Industry 5.05%

General Electric Company . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . .          60,000
    6,292,500
   (One of the largest and most diversified industrial companies in the world.)

Airline Industry 4.10%

UAL Corporation* . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . .          82,000
    5,104,500
   (The largest domestic carrier in passenger revenue. Serves 152 airports in 30 countries.)


Insurance Industry 2.80%

Equitable Companies, Inc. (The). . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . .          50,000
    3,487,500
   (Parent holding company of the Equitable Life Assurance society of the United States.)


Drug Industry 2.05%

Amgen Inc.*  . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . .          20,000
    2,556,250
   (Utilizes biotechnology to develop human pharmaceutical
products.)




       Market
Description of Security
                                                 Shares
        Value
   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . .
Chemical Industry 1.53%
Solutia, Inc.. . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . .         100,000
  $ 1,912,500
    (The twentieth largest chemical company in the U.S.)


Auto Industry 1.44%

General Motors Corporation . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . .          20,000
    1,795,000
    (The world's largest auto manufacturer.)
Machine Industry 1.04%

Caterpillar, Inc.. . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . .          30,000
    1,299,375
    (The world's largest producer of earthmoving equipment.)

                                                          Building
Materials Industry 0.79%

Ameron International Corporation . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . .          25,500
      983,344
    (The largest supplier of high-performance marine and offshore coatings in the U.S.)

                                                    Computer
Software and Services Industry 0.78%

Paychex Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . .          20,000
      973,750
    (Providing computerized payroll accounting services and tax return filing services.)

Total Common Stocks (cost $78,817,502) (92.25%). . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . .
  114,962,411


                                                          U.S.
GOVERNMENT OBLIGATIONS 7.48%

U.S. Treasury Bond,  6.00%, 02/15/26 . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . .       8,488,000
    9,316,938
Total U.S. Government Obligations (cost $8,680,766). . . . . . . .
 . . . . . . . . . . . . . . . . . . . .
    9,316,938
Total Investments, at Value (cost $87,498,268) . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . .          99.73%
  124,279,349
Cash and Receivables, Less Liabilities . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . .           0.27%
      340,562
Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . .         100.00%
 $124,619,911

Financial Statements



AMERICAN GROWTH FUND, INC.
                                                STATEMENT OF ASSETS
AND LIABILITIES, JANUARY 31, 1999
(Unaudited)

   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . .
ASSETS:
   Investments, at value (cost $87,498,268)-see accompanying
statement . . . . . . . . . . . . . . . . . . . . . . . . . . .
$124,279,349
   Cash. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
    159,524
   Receivables:
      Shares of beneficial interest sold . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
    130,051
      Dividends. . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
     99,309
      Interest . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
    235,265
   Total assets. . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
124,903,498
LIABILITIES:
   Shares of beneficial interest redeemed. . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
    283,587
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
$124,619,911
COMPOSITION OF NET ASSETS:
   Paid-in capital . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $
91,485,634
   Over distributed net investment income. . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
   (464,007)
   Accumulated net realized loss from investment transactions. . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 (3,182,798)
   Net unrealized appreciation of investments. . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 36,781,082
   Net assets. . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
$124,619,911
NET ASSET VALUE PER SHARE:
Class A Shares:
      Net asset value and redemption price per share (based on net assets
      of $13,336,106 and 1,279,945 shares of beneficial interest outstanding). . . . . . . . . . . . . . . . . . . . . . . .
       $10.42
      Maximum offering price per share (net asset value plus sales charge of
      5.75% of offering price) . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
     $11.06
Class B Shares:
      Net asset value, redemption price and offering price per
share (based
      on net assets of $15,956,764 and 1,545,232 shares of
beneficial interest outstanding). . . . . . . . . . . . . . . . .
             $10.33
Class C Shares:
      Net asset value, redemption price and offering price per
share (based
      on net assets of $4,942,211 and 479,307 shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . .
     $10.31
Class D Shares:
      Net asset value and redemption price per share (based on net assets of
      $90,384,831 and 8,652,601 shares of beneficial interest
outstanding) . . . . . . . . . . . . . . . . . . . . . . . . .
          $10.45
      Maximum offering price per share (net asset value plus sales charge of
      5.75% of offering price) . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
      $11.09




See accompanying notes to financial statements.

Financial Statements



AMERICAN  GROWTH  FUND,  INC.
                                           STATEMENT OF OPERATIONS
FOR THE 6 MONTHS ENDED JANUARY 31, 1999
(Unaudited)

   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
INVESTMENT INCOME:
      Interest . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . $
    828,294
      Dividends (net of $6,296 foreign withholding tax). . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
    433,192

   Total investment income . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
1,261,486

EXPENSES:
      Investment advisory fees (Note 5). . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
    471,732
      Administration expenses (Note 5) . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
    216,524
      Transfer agent, shareholder servicing and data processing
fees (Note 4). . . . . . . . . . . . . . . . . . . . . . . .
       110,638
      Custodian fees (Note 4). . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
     63,524
      Professional fees. . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
     23,777
      Registration and filing fees:
           Class A . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
      2,416
           Class B . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
      2,854
           Class C . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
        839
           Class D . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
     16,805
      Shareholder reports. . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
      8,756
      Distribution and service fees:
           Class A . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
     15,537
           Class B . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
     73,577
           Class C . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
     22,011
      Directors fees . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
      2,400
      Other expenses . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
    31,526
   Total expenses. . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
1,062,916
      Less expenses paid indirectly (Note 4) . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 ( 21,601)
   Net expenses. . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
1,041,315

Net Investment Income. . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
   220,171

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
      Net realized gain on investments . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
  331,171
      Net change in unrealized appreciation on investments . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
11,390,926
      Net realized and unrealized gain . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
11,722,097
Net Increase in Net Assets Resulting From Operations . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . . . . $
11,942,268




See accompanying notes to financial statements.

Financial Statements






AMERICAN GROWTH FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                               Six Months
Ended   Year Eanded

                                                 January 31,
1999   July 31, 1998
                                       (Unaudited)

OPERATIONS:
   Net investment income . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . .    $        220,171          $
 637,948
   Net realized gain (loss). . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . .             331,171
(3,209,919)
   Net change in unrealized appreciation or depreciation . . . . .
 . . . . . . . . . . . . . . .          11,390,926
(8,201,493)
      Net increase (decrease) in net assets resulting from
operations. . . . . . . . . . . . . .          11,942,268
      (10,773,464)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income:
   Class A . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . .            (105,260)
  (75,567)
   Class B  . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . .(15,801)

(14,141) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . .
   Class C  . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . .(9,620)

(3,850)
   Class D . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . .            (884,573)
 (790,735)
   Distributions from net realized gain:
   Class A  . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . 0

(1,120,917)
   Class B  . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . 0
(1,258,568)
   Class C  . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . . . . . . . . . . . . 0
  (342,696)
   Class D . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . .                   0
(8,796,922)

BENEFICIAL INTEREST TRANSACTIONS:
   Net increase (decrease) in net assets resulting from beneficial interest transactions(Note 2):
   Class A . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . .          (2,064,973)
5,962,986
   Class B . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . .          (1,030,661)
7,163,360
   Class C . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . .              (8,995)
2,200,744
   Class D . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . .          (6,842,931)
(8,137,343)
NET ASSETS:
   Total increase (decrease) . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . .             979,454
(15,987,113)
   Beginning of period . . . . . . . . . . . . . . . . . . . . . .
 . . . . . . . . . . . . . . .         123,640,457
139,627,570
   End of period (including (over)/undistributed net investment income of $(464,007) and $331,075 respectively) . . . . . . . .
 . . . . . . . . . . . . . . .    $124,619,911
$123,640,457




See notes to financial statements.

Financial Highlights




Class A
                                                    Six Months
Ended       Year Ended July 31,
                                                    January 31,
1999

(Unaudited)

1999       1998           1997         19961

Per Share Operating Data:
Net Asset Value,
Beginning of Period. . . . . . . . . . . . . . . . . . . . . .$9.49
    $11.30         $ 8.84        $ 9.21

Income (loss) from investment operations:
Net investment income. . . . . . . . . . . . . . . . . . . . .
0.017      0.047          0.147            -7
Net realized and unrealized gain (loss). . . . . . . . . . . . 1.00
    (0.90)          2.83         (0.37)
Total income (loss) from investment operations . . . . . . . . 1.01
    (0.86)          2.97         (0.37)

Dividends and distributions to shareholders:
Dividends from net investment income . . . . . . . . . . . .
(0.08)8    (0.06)8        (0.12)8            -8
Distributions from net realized gain . . . . . . . . . . .    0.00
    (0.89)         (0.39)             -
Total dividends and distributions
to shareholders. . . . . . . . . . . . . . . . . . . . . . . (0.08)
   (0.95)         (0.51)             -

Net Asset Value, End of Period . . . . . . . . . . . . . . .$ 10.42
    $ 9.49        $ 11.30        $ 8.84

Total Return at Net Asset Value2 . . . . . . . . . . . . . . .
13.4%     (7.6)%          34.6%        (4.0)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands) . . . . . . . . . .$13,336
  $14,246         $10,536        $3,838

Ratio to average net assets:
Net investment income (loss) . . . . . . . . . . . . . . . .
 .0.32%6      0.42%          1.28%        0.13%6
Expenses3. . . . . . . . . . . . . . . . . . . . . . . . . .
 .1.91%6      1.77%          1.76%        2.06%6

Portfolio Turnover Rate4 . . . . . . . . . . . . . . . . . .
 .62.2%6     103.5%         106.2%        163.1%
Average Brokerage Commission Rate5 . . . . . . . . . . . . .
$0.0605    $0.0577        $0.0578       $0.0561

1. For the period from March 1, 1996 (inception of offering) to
July 31, 1996.
2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering) with all
dividends and                    distributions reinvested in
additional shares on the reinvestment date and redemption at the net asset value
calculated on the last business day of the fiscal           period.
Sales charges are not reflected in total returns. Total returns are not
annualized for periods of less than one full year.
3. Beginning in fiscal 1996, the expense ratio reflects the effect of expenses paid indirectly by the Fund. Prior year expenses have not been adjusted.
4. The lesser of purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of securities
owned during the                 period. Securities with a maturity
or expiration date at the time of acquisition of one year or less are
excluded from the calculation. Purchases and sales of
investment securities (other than short-term securities) for the period ended
January 31, 1999, aggregated $32,802,141 and $48,775,576,
respectively.
5. Total brokerage commissions paid on applicable purchases and sales of investment securities for the period divided by the total
number of related shares             purchased and sold.
6. Annualized.
7. Net investment income per share is based upon relative daily net asset values.
8. Distributions from net investment income per share are based upon relative net asset values as of the business day following the distribution record date.

See accompanying notes to financial statements.

Financial Highlights





Class B




                                                    Six Months
Ended       Year Ended July 31,
                                                    January 31,
1999

(Unaudited)

1999       1998           1997      19961
Per Share Operating Data:
Net Asset Value,
Beginning of Period. . . . . . . . . . . . . . . . . . . . . .$9.37
    $11.19         $ 8.80      $ 9.21

Income (loss) from investment operations:
Net investment income (loss) . . . . . . . . . . . . . . . .
(0.02)7    (0.02)7          0.077      (0.01)7
Net realized and unrealized gain (loss). . . . . . . . . . .. 0.99
    (0.90)           2.79       (0.40)
Total income (loss) from investment operations.. . . . . . . .0.97
    (0.92)           2.86       (0.41)

Dividends and distributions to shareholders:
Dividends from net investment income . . . . . . . . . . . .
(0.01)8    (0.01)8        (0.09)8            -8
Distributions from net realized gain . . . . . . . . . . .   0.00
     (0.89)         (0.39)             -
Total dividends and distributions
to shareholders. . . . . . . . . . . . . . . . . . . . . . . (0.01)
   (0.90)         (0.48)             -

Net Asset Value, End of Period . . . . . . . . . . . . . . . $10.33
    $ 9.37        $ 11.18        $ 8.80

Total Return at Net Asset Value2 . . . . . . . . . . . . . . .
12.6%     (8.2)%          33.5%        (4.5)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands) . . . . . . . . . .$15,957
  $15,533         $10,962        $3,417

Ratio to average net assets:
Net investment income (loss) . . . . . . . . . . . . . . .
 .(0.43)%6    (0.32)%          0.49%      (0.52)%6
Expenses3. . . . . . . . . . . . . . . . . . . . . . . . . .
 .2.65%6      2.52%          2.46%        2.81%6

Portfolio Turnover Rate4 . . . . . . . . . . . . . . . . . .
 .62.2%6     103.5%         106.2%        163.1%
Average Brokerage Commission Rate5 . . . . . . . . . . . . .
$0.0605    $0.0577        $0.0578       $0.0561

1. For the period from March 1, 1996 (inception of offering) to
July 31, 1996.
2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering) with all
dividends and                    distributions reinvested in
additional shares on the reinvestment date and redemption at the net asset value
calculated on the last business day of the fiscal           period.
Sales charges are not reflected in total returns. Total returns are not
annualized for periods of less than one full year.
3. Beginning in fiscal 1996, the expense ratio reflects the effect of expenses paid indirectly by the Fund. Prior year expenses have not been adjusted.
4. The lesser of purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of securities
owned during the                 period. Securities with a maturity
or expiration date at the time of acquisition of one year or less are
excluded from the calculation. Purchases and sales of
investment securities (other than short-term securities) for the period ended
January 31, 1999, aggregated $32,802,141 and $48,775,576,
respectively.
5. Total brokerage commissions paid on applicable purchases and sales of investment securities for the period divided by the total
number of related shares             purchased and sold.
6. Annualized.
7. Net investment income per share is based upon relative daily net asset values.
8. Distributions from net investment income per share are based upon relative net asset values as of the business day following the distribution record date.

See accompanying notes to financial statements.

Financial Highlights






Class C
                                                    Six Months
Ended       Year Ended July 31,
                                                    January 31,
1999

(Unaudited)

1999       1998           1997         19961
Per Share Operating Data:
Net Asset Value,
Beginning of Period. . . . . . . . . . . . . . . . . . . . . .$9.37
    $11.19         $ 8.81        $ 9.21

Income (loss) from investment operations:
Net investment income. . . . . . . . . . . . . . . . . . . .
(0.02)7    (0.02)7          0.077            -7
Net realized and unrealized gain (loss). . . . . . . . . . .. 0.98
    (0.90)           2.79         (0.40)
Total income (loss) from investment operations.. . . . . . . .0.96
    (0.92)           2.86         (0.40)

Dividends and distributions to shareholders:
Dividends from net investment income . . . . . . . . . . . .
(0.02)8    (0.01)8        (0.09)8            -8
Distributions from net realized gain . . . . . . . . . . .    0.00
    (0.89)         (0.39)             -
Total dividends and distributions
to shareholders. . . . . . . . . . . . . . . . . . . . . . .
 .(0.02)    (0.90)         (0.48)             -

Net Asset Value, End of Period . . . . . . . . . . . . . . . $10.31
    $ 9.37        $ 11.19        $ 8.81

Total Return at Net Asset Value2 . . . . . . . . . . . . . . .
12.6%     (8.2)%          33.6%        (4.3)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands) . . . . . . . . . . $4,942
   $4,498          $3,023          $367

Ratio to average net assets:
Net investment income (loss)5. . . . . . . . . . . . . . .
 .(0.44)%6    (0.31)%          0.55%      (0.63)%6
Expenses3. . . . . . . . . . . . . . . . . . . . . . . . . .
 .2.64%6      2.52%          2.50%        2.97%6

Portfolio Turnover Rate4 . . . . . . . . . . . . . . . . . .
 .62.2%6     103.5%         106.2%        163.1%
Average Brokerage Commission Rate5 . . . . . . . . . . . . .
$0.0605    $0.0577        $0.0578       $0.0561

1. For the period from March 1, 1996 (inception of offering) to
July 31, 1996.
2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering) with all
dividends and                    distributions reinvested in
additional shares on the reinvestment date and redemption at the net asset value
calculated on the last business day of the fiscal           period.
Sales charges are not reflected in total returns. Total returns are not
annualized for periods of less than one full year.
3. Beginning in fiscal 1996, the expense ratio reflects the effect of expenses paid indirectly by the Fund. Prior year expenses have not been adjusted.
4. The lesser of purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of securities
owned during the                 period. Securities with a maturity
or expiration date at the time of acquisition of one year or less are
excluded from the calculation. Purchases and sales of
investment securities (other than short-term securities) for the period ended
January 31, 1999, aggregated $32,802,141 and $48,775,576,
respectively.
5. Total brokerage commissions paid on applicable purchases and sales of investment securities for the period divided by the total
number of related shares             purchased and sold.
6. Annualized.
7. Net investment income per share is based upon relative daily net asset values.
8. Distributions from net investment income per share are based upon relative net asset values as of the business day following the distribution record date.

See accompanying notes to financial statements.

Financial Highlights



Class D




                                                    Six Months
Ended       Year Ended July 31,
                                                    January 31,
1999

(Unaudited)

1999       1998           1997          1996           1995
  1994
Per Share Operating Data:
Net Asset Value,
Beginning of Period. . . . . . . . . . . . . . . . . . . . . .$9.53
    $11.33         $ 8.85        $ 8.75         $ 9.34        $
9.39

Income (loss) from investment operations:
Net investment income. . . . . . . . . . . . . . . . . . . . .
0.035      0.075          0.175         0.035           0.21
   0.03
Net realized and unrealized gain (loss). . . . . . . . . . . . 0.99
    (0.90)          2.82          0.39            0.88
1.00
Total income (loss) from investment operations . . . . . . . . 1.02
    (0.83)          2.99          0.42            1.09
1.03

Dividends and distributions to shareholders:
Dividends from net investment income . . . . . . . . . . . .
(0.10)6    (0.08)6        (0.12)6       (0.12)6         (0.12)
   (0.05)
Distributions from net realized gain . . . . . . . . . . .    0.00
    (0.89)         (0.39)        (0.20)          (1.56)
(1.03)
Total dividends and distributions
to shareholders. . . . . . . . . . . . . . . . . . . . . . .
 .(0.10)    (0.97)         (0.51)        (0.32)          (1.68)
   (1.08)

Net Asset Value, End of Period . . . . . . . . . . . . . . . $10.45
    $ 9.53        $ 11.33        $ 8.85        $ 8.75         $
9.34

Total Return at Net Asset Value1 . . . . . . . . . . . . . . .
13.6%     (7.4)%          35.1%          4.8%          15.2%
  11.1%

Ratios/Supplemental Data:
Net assets, end of period (in thousands) . . . . . . . . . .$90,385
  $89,364        $115,106      $100,130        $90,538
$68,209

Ratio to average net assets:
Net investment income (loss) . . . . . . . . . . . . . . . .
 .0.58%7      0.63%          1.71%         0.47%          1.91%
    0.35%
Expenses2. . . . . . . . . . . . . . . . . . . . . . . . . .
 .1.66%7      1.54%          1.55%         1.63%          1.45%
    1.34%

Portfolio Turnover Rate3 . . . . . . . . . . . . . . . . . .
 .62.2%7     103.5%         106.2%        163.1%         173.0%
    87.2%
Average Brokerage Commission Rate4 . . . . . . . . . . . . .
$0.0605    $0.0577        $0.0578       $0.0561              -
        -

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering) with all
dividends and      distributions reinvested in additional shares on
the reinvestment date and redemption at the net asset value
calculated
on the last business day of the fiscal      period. Sales charges
are not reflected in total returns. Total returns are not
annualized for
periods of less than one full year.
2. Beginning in fiscal 1996, the expense ratio reflects the effect of expenses paid indirectly by the fund. Prior year expenses have not been adjusted.
3. The lesser of purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of securities
owned during the      period. Purchases and sales of investment
securities (other than short-term securities) for the period ended
January
31, 1999, aggregated $32,802,141 and      $48,775,576,
respectively.
4. Total brokerage commissions paid on applicable purchases and sales of investment securities for the period divided by the total
number of related shares      purchased and sold.
5. Net investment income per share is based upon relative daily net asset values.
6. Distributions from net investment income per share are based upon relative net asset values as of the business day following the distribution record date.
7. Annualized.

See accompanying notes to financial statements.

Notes to Financial Statements


1.   Summary of Significant Accounting Policies
     American Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's primary investment objective is to seek capital appreciation. The Fund's investment advisor is Investment Research Corporation (IRC). The Fund offers Class A, Class B,
     Class C and Class D shares. Class D shares are available to shareholders in existence prior to 3/1/96. Class A and Class D shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan and expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Class B shares will automatically convert to Class A shares seven years after date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

     Investment Valuation - Investment securities are valued at the closing asked price as reported by the principal securities exchange on which the security is traded. If no sale is reported, or if the security is not traded on an exchange, value is based on the average of the latest bid and asked prices. Short-term debt securities having a remaining maturity of
     60 days or less are valued at amortized cost, which approximates market value.

     Allocation of Income, Expenses, Gains and Losses - Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

     Federal Income Taxes - No provision for federal income or excise taxes has been made because the Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders.

     Classification of Distributions to Shareholders - The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund. The Fund has available for federal income tax purposes an unused capital loss carryover approximately $3,514,000 which expires in 2007.

     Other - Investment transactions are accounted for on the date the investments are purchased or sold (trade date).
     Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of
     investments are reported     on an identified cost basis which
is the same basis used for federal income tax purposes.

     Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements




2. Shares of Beneficial Interest - The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                         Six Months
Ended January 31, 1999                          Year Ended July 31,
1998

 (Unaudited)
                                                             Shares
                        Amount                              Shares
 Amount
     Class A:
     Sold                                                   172,432
        $1,575,498                           837,941      $
8,739,433
     Dividends and distributions reinvested                  10,544
            98,900                          124,601
1,193,679
     Redeemed
(404,231)        (3,739,371)                         (393,818)
  (3,970,124)
     Net increase (decrease)
(221,255)        (2,064,973)                           568,724
   5,962,988

     Class B:
     Sold
102,014            926,722                          843,318
 8,810,905
     Dividends and distributions reinvested
1,577             14,679                          129,536
1,231,569
     Redeemed
(216,539)        (1,972,062)                         (294,805)
  (2,879,144)
     Net increase (decrease)
(112,948)        (1,030,661)                          678,049
   7,163,360

     Class C:
     Sold
33,153            299,297                          218,226
2,295,012
     Dividends and distributions reinvested
782              7,274                           35,910
341,141
     Redeemed
(34,522)          (315,566)                          (44,447)
   (435,409)
     Net Increase (decrease)
(587)            (8,995)                          209,689
2,200,744

     Class D:
     Sold                                                   100,480
           921,770                          394,322
4,226,052
     Dividends and distributions reinvested                  85,582
           805,335                          969,644
9,308,601
     Redeemed
(915,639)        (8,570,036)                       (2,144,192)
 (21,671,996)
     Net increase (decrease)
(729,577)       $(6,842,931)                        (708,226)
$ (8,137,343)

3.   Unrealized Gains and Losses on Investments

     The identified tax cost basis of investments at January 31, 1999 was $87,498,268. Net unrealized appreciation on investments of $39,393,461, based on identified tax cost as of January 31, 1999, was comprised of gross appreciation of
     $2,612,379 and gross depreciation of $36,781,082.

4.   Fund Expenses Paid Indirectly

     Fees for transfer agent/data processing services and custodian services totaling $4,262 and $17,339, respectively, were offset by earnings on cash balances maintained by the Fund at the custodian financial institution. The Fund could have invested the assets maintained at the institution in income-producing assets if it had not agreed to a reduction in fees.

5.   Underwriting, Investment Advisory Contracts and Service Fees

     Under the investment advisory contract with Investment
Research Corporation ('IRC'), the advisor receives annual
     compensation for investment advice, computed and paid monthly, equal to 1% of the first $30 million of average annual net assets of the Fund

Notes to Financial Statements


     and 0.75% of such assets in excess of $30 million. The Fund pays its own operating expenses. The advisor has agreed to reimburse the Fund if total expenses exceed the most restrictive limitation prescribed by any state in which the shares of the
     Fund are sold.
     Class B and Class C shares are subject to annual service and distribution fees of 0.25% and 0.75% of average daily net assets, respectively. Class A shares are subject to annual service and distribution fees of 0.25% and 0.05% of average daily net assets, respectively.
     For the six months ended January 31, 1999 commissions and sales charges paid by investors on the purchase of Fund shares totaled $115,272 of which $38,370 was retained by American Growth Fund Sponsors, Inc. ("Sponsors"), an affiliated broker/dealer which serves as the underwriter and distributor of the Fund. Sales charges advanced to broker/dealers by
     Sponsors on sales of the Fund's Class B and C shares totaled $40,523. For the six months ended January 31, 1999,
     Sponsors received contingent deferred sales charges of $13,069 upon redemption of Class B and C shares, as reimbursement for sales commissions advanced by Sponsors upon the sale of such shares.

     Certain officers of the Fund are also officers of Sponsors and IRC. For the six months ended January 31, 1999 the Fund paid directors' fees and expenses of $2,400.

     For the six months ended January 31, 1999, under an agreement with IRC, the Fund was charged $143,506 for the costs and expenses related to employees of IRC who provided administrative, clerical and accounting services to the Fund. In addition, the Fund was charged $36,116 by an affiliated company of IRC for the rental of office space.

6.   Federal Income Tax Matters

     On December 2, 1998, per share distributions were declared as follows: $0.08, $0.01, $0.02 and $0.10 from net investment income on the Fund's Class A, B, C and D shares, respectively. The dividends were paid December 18, 1998. For the six months ended January 31, 1999, all ordinary income dividends have been determined to qualify for the dividend received deduction for corporate shareholders.
     For federal income tax purposes, the Fund realized net capital gains of $331,171 during the six months ended January 31,
     1999.

TRANSFER AGENT: Boston Financial Data Services, Inc., Two Heritage Drive, North Quincy, MA 02171
CUSTODIAN: State Street Bank & Trust Company, Two Heritage Drive, North Quincy, MA 02171
RETIREMENT PLAN CUSTODIAN: State Street Bank & Trust Company, Two Heritage Drive, North Quincy, MA 02171
INDEPENDENT AUDITORS: KPMG LLP, 707 Seventeenth Street, Suite 2300, Denver, CO 80202
UNDERWRITER/DISTRIBUTOR: American Growth Fund Sponsors, Inc., 110 Sixteenth Street, Suite 1400, Denver, CO 80202

AMERICAN GROWTH FUND, INC. BOARD OF ADVISORS:
William D. Farr
     Frank J. Johns
    President and Director of Farr Farms Co.
                         Retired President of Denver Dry Goods Co.
    Chairman of the Board of Northern Colorado Water Conservancy
                         Retired Director of Mountain Bell
    Past President of the National Cattleman's Association
                         Past President and Lifetime Member, Denver
Chamber of Commerce
    Board Member of the Greeley Water Board

OFFICERS AND DIRECTORS
     INVESTMENT ADVISOR
Robert Brody                                      President and
Director                       Investment Research Corporation
Timothy E. Taggart                    Exectutive Vice President
     110 Sixteenth Street, Suite 1400
D. Leann Baird                        Secretary
                 Denver, CO 80202
Michael J. Baum                       Director
     OFFICERS AND DIRECTORS
Eddie R. Bush                                     Director
                 Robert Brody                      President,
Treasurer, and
Director
Harold Rosen                                      Director
                 Timothy E. Taggart
Executive Vice
President and Director

     D. Leann Baird                    Secretary and Director
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